Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	777.54
Total Transaction Valuation	5,630,290.20
Total Offset Amount	0.00
Net Fee	$ 777.54
Offering Table N/A
Offset Table N/A	N/A